Investments - Amortized Cost and Fair Values (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	$ 6.5	$ 5.8	$ 3.2
Gross Unrealized Gains		0.1	0.0
Gross Unrealized Losses		0.0	0.0
Fair Value	6.7	5.9	3.2
U.S. Government obligations
Debt Securities, Available-for-sale [Line Items]
Cost or Amortized Cost	6.5	5.8	3.2
Gross Unrealized Gains	0.2	0.1	0.0
Gross Unrealized Losses	0.0	0.0	0.0
Fair Value	$ 6.7	$ 5.9	$ 3.2